Reverse recapitalization - Schedule of Reverse Recapitalization Share Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 23, 2022
Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Fair value of shares issued	$ 17,920	$ 0		$ 40,320
Change in fair value measurement	(22,400)	0	$ 0
Class C-2 American Depositary Shares
Reverse Recapitalization [Line Items]
Fair value of shares issued	10,080	0		$ 22,770
Change in fair value measurement	(12,690)	0	0
Class C Shares
Reverse Recapitalization [Line Items]
Fair value of shares issued	28,000
Change in fair value measurement	$ (35,090)	$ 0	$ 0